                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-02631

                          Chestnut Street Exchange Fund
               (Exact name of registrant as specified in charter)

                              400 Bellevue Parkway
                              Wilmington, DE 19809
               (Address of principal executive offices) (Zip code)

                                 Edward J. Roach
                          Chestnut Street Exchange Fund
                              400 Bellevue Parkway
                              Wilmington, DE 19809
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (302) 792-2555

                   Date of fiscal year end: December 31, 2006

                    Date of reporting period: March 31, 2006

     Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection and policymaking roles.

     A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

The registrant's schedule of investments pursuant to Rule 30b1-5 under the Investment Company Act of 1940, as amended (the "1940 Act"), is as follows:

                          CHESTNUT STREET EXCHANGE FUND
                       (A CALIFORNIA LIMITED PARTNERSHIP)
                             SCHEDULE OF INVESTMENTS
                                 MARCH 31, 2006
                                   (UNAUDITED)

  SHARES                COMMON STOCKS                  %        VALUE
---------               -------------                ----   ------------
                                                     99.4%
                           BASICS                     4.1%
  100,609     Air Products & Chemicals, Inc.                $  6,759,919
   86,032     Cabot Corp.                                      2,924,228
   42,373   * Cabot Microelectronics Corp.                     1,572,038
                                                            ------------
                                                              11,256,185
                                                            ------------
                      CAPITAL EQUIPMENT               8.0%
   90,556     Emerson Electric Co.                             7,573,198
  364,049     General Electric Co.                            12,661,623
   39,154     Pitney Bowes, Inc.                               1,680,881
                                                            ------------
                                                              21,915,702
                                                            ------------
                     CONSUMER CYCLICALS               8.0%
   99,829   * Comcast Corp., Class A                           2,611,527
  129,129     Disney (Walt) Co.                                3,601,408
   85,100     Procter & Gamble Co.                             4,903,462
  144,103     3M Co.                                          10,907,156
                                                            ------------
                                                              22,023,553
                                                            ------------
                           ENERGY                     6.9%
   41,979     BP plc ADR                                       2,894,032
  147,227     Exxon Mobil Corp.                                8,960,235
   57,292     Schlumberger, Ltd.                               7,251,448
                                                            ------------
                                                              19,105,715
                                                            ------------
                          FINANCIAL                  25.6%
  111,332     American Express Co.                             5,850,497
   22,266     Ameriprise Financial, Inc.                       1,003,306
   28,441     American International Group, Inc.               1,879,666
  394,928     Bank of America Corp.                           17,985,021
   66,363     Fannie Mae                                       3,411,058
  110,307     Marsh & McLennan Companies, Inc.                 3,238,614
   96,032     Moody's Corp.                                    6,862,447
  140,310     J.P. Morgan Chase & Co.                          5,842,508
   92,150     Wachovia Corp.                                   5,165,008
  298,190     Wells Fargo & Co.                               19,045,395
                                                            ------------
                                                              70,283,520
                                                            ------------
                         HEALTHCARE                  22.6%
  231,254     Abbott Laboratories, Inc.                        9,821,357
   64,986     Baxter International, Inc.                       2,522,107
   23,125   * Hospira, Inc.                                      912,513
   75,385     IMS Health, Inc.                                 1,942,671
  542,577     Johnson & Johnson, Inc.                         32,131,410
   45,931   * Medco Health Solutions, Inc.                     2,628,172
  349,404     Merck & Company, Inc.                           12,309,503
                                                            ------------
                                                              62,267,733
                                                            ------------

                          CHESTNUT STREET EXCHANGE FUND
                       (A CALIFORNIA LIMITED PARTNERSHIP)
                             SCHEDULE OF INVESTMENTS
                                 MARCH 31, 2006
                                   (UNAUDITED)

  SHARES                                                        VALUE
---------                                                   ------------
                            RETAIL                    0.4%
   44,558   Safeway, Inc.                                      1,119,297
                                                            ------------
                            STAPLES                   3.3%
  197,694   Coca Cola (The) Co.                                8,277,448
   45,506   Sara Lee Corp.                                       813,647
                                                            ------------
                                                               9,091,095
                                                            ------------
                          TECHNOLOGY                 14.0%
   30,192   Freescale Semiconductor, Inc., Class B               838,432
   57,923   Hewlett-Packard Co.                                1,905,667
   39,708   International Business Machines Corp.              3,274,719
1,157,967   Intel Corp.                                       22,406,661
  139,643   Microsoft Corp.                                    3,799,686
  273,453   Motorola, Inc.                                     6,264,808
                                                            ------------
                                                              38,489,973
                                                            ------------
                        TRANSPORTATION                4.7%
  113,572   Burlington Northern Santa Fe Corp.                 9,463,955
   37,922   Union Pacific Corp.                                3,540,019
                                                            ------------
                                                              13,003,974
                                                            ------------
                          UTILITIES                   1.8%
  143,830   Verizon Communications, Inc.                       4,898,850
                                                            ------------
TOTAL COMMON STOCKS
            (Cost: $39,986,978)                              273,455,597
                                                            ------------

                          CHESTNUT STREET EXCHANGE FUND
                       (A CALIFORNIA LIMITED PARTNERSHIP)
                             SCHEDULE OF INVESTMENTS
                                 MARCH 31, 2006
                                   (UNAUDITED)

    PAR                                           VALUE
----------                                    ------------
SHORT-TERM OBLIGATIONS                  0.8%
$2,300,000   Federal Home Loan Bank
             4/3/2006, 4.60%
             (Cost: $2,299,412)               $  2,299,412
                                              ------------
TOTAL INVESTMENT IN SECURITIES
             (Cost: $42,286,390)**    100.2%   275,755,009

*    Non-Income Producing

ADR- American Depository Receipt

** The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost:                  $ 42,286,390
                                 ============
Gross Unrealized Appreciation:   $233,935,409
Gross Unrealized Depreciation:       (466,790)
                                 ------------
Net Unrealized
   Appreciation/Depreciation:    $233,468,619
                                 ============

For information about the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its annual report.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended, as of a date within 90 days of the filing date of this report.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) Separate certifications for the principal executive and principal financial officers of the registrant as required by Rule 30a-2(a) under the 1940 Act.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   Chestnut Street Exchange Fund


By: /s/ Edward J. Roach
    --------------------------------------
    Edward J. Roach, President & Treasurer
    (Principal Executive and Principal
    Financial Officer)

Date: May 22, 2006

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


(Registrant)   Chestnut Street Exchange Fund


By: /s/ Edward J. Roach
    --------------------------------------
    Edward J. Roach, President & Treasurer
    (Principal Executive and Principal
    Financial Officer)

Date: May 22, 2006


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